Fair Value Measurement- Quantitative Information about Level 3 Fair Value Measurements of Assets (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended					12 Months Ended										12 Months Ended						12 Months Ended
	Dec. 31, 2013 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2013 Trading Liabilities Fair Value, Measurements, Recurring Level 3 Structured Foreign Exchange Swaptions Option Pricing Model Minimum	Dec. 31, 2013 Trading Liabilities Fair Value, Measurements, Recurring Level 3 Structured Foreign Exchange Swaptions Option Pricing Model Maximum	Dec. 31, 2013 Trading Liabilities Fair Value, Measurements, Recurring Level 3 Equity Options Option Pricing Model Minimum	Dec. 31, 2013 Trading Liabilities Fair Value, Measurements, Recurring Level 3 Equity Options Option Pricing Model Maximum	Dec. 31, 2013 Securities available-for-sale Fair Value, Measurements, Recurring Level 3 State and political subdivisions Discounted Cash Flow	Dec. 31, 2013 Securities available-for-sale Fair Value, Measurements, Recurring Level 3 State and political subdivisions Discounted Cash Flow Minimum	Dec. 31, 2013 Securities available-for-sale Fair Value, Measurements, Recurring Level 3 State and political subdivisions Discounted Cash Flow Maximum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Distressed Debt Discounted Cash Flow Minimum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Distressed Debt Discounted Cash Flow Maximum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Structured Foreign Exchange Swaptions Option Pricing Model Minimum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Structured Foreign Exchange Swaptions Option Pricing Model Maximum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Long-Term Foreign Exchange Options Option Pricing Model		Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Equity Options Option Pricing Model		Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Equity Options Option Pricing Model Minimum	Dec. 31, 2013 Trading Securities Fair Value, Measurements, Recurring Level 3 Equity Options Option Pricing Model Maximum	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3 Minimum	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3 Maximum	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3 Discounted Cash Flow	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3 Discounted Cash Flow Minimum	Dec. 31, 2013 Loans Receivable Fair Value, Measurements, Nonrecurring Level 3 Discounted Cash Flow Maximum	Dec. 31, 2013 Debt and equity instruments Trading Securities Fair Value, Measurements, Recurring Level 3 Distressed Debt Discounted Cash Flow	Dec. 31, 2013 Derivative assets Trading Securities Fair Value, Measurements, Recurring Level 3 Structured Foreign Exchange Swaptions Option Pricing Model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, expected credit loss (percent)												4.00%	4.00%
Fair value of assets	$ 139	$ 315	$ 152	$ 285	$ 9	$ 23					$ 11							$ 1	[1]	$ 15	[1]						$ 9			$ 1	$ 6	[1]
Expected maturity														1 year	10 years
Credit spreads (percent)														2.30%	18.60%
Correlation risk (percent)							0.00%	25.00%								0.00%	25.00%
Volatility (percent)							11.00%	17.00%	23.00%	29.00%						11.00%	17.00%	19.00%				24.00%	29.00%
Timing of sale																									0 months	12 months
Cap rate (percent)																								8.00%
Cost to complete/sell (percent)																												0.00%	30.00%

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.